CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest	Total
Beginning balance, shares at Mar. 31, 2014	4,499,480
Beginning balance, value at Mar. 31, 2014	$ 4,497	$ 59,879,624	$ (74,832,557)	$ 218,270	$ (14,730,166)
Issuances of common stock upon conversions of notes payable, shares	948,728
Issuances of common stock upon conversions of notes payable, value	$ 949	2,272,083			2,273,032
Issuance of common stock for cash, shares	541,361
Issuance of common stock for cash, value	$ 542	4,762,611			4,763,153
Issuance of common stock for services, shares	27,654
Issuance of common stock for services, value	$ 28	225,130			225,158
Extension of warrants		143,363			143,363
Reclassification of derivative liability into equity		10,679,067			10,679,067
Issuance of common stock under cashless warrant exercises, shares	433,907
Issuance of common stock under cashless warrant exercises, value	$ 434	(434)
Debt discount recorded in connection with beneficial conversion feature		527,780			527,780
Issuance of common stock for deferred financing costs, shares	500
Issuance of common stock for deferred financing costs, value	$ 1	4,499			4,500
Issuance of common stock and warrants related to extinguishment of debt, shares	205,416
Issuance of common stock and warrants related to extinguishment of debt, value	$ 206	3,328,303			3,328,509
Stock-based compensation expense		416,481			418,481
Net loss			(6,797,157)	(182,337)	(6,979,494)
Ending balance, shares at Mar. 31, 2015	6,657,046
Ending balance, value at Mar. 31, 2015	$ 6,657	82,238,507	(81,629,714)	35,933	651,383
Issuance of common stock for cash, shares	959,140
Issuance of common stock for cash, value	$ 958	5,605,797			5,606,755
Reclassification of derivative liability into equity					0
Issuance of common stock under cashless warrant exercises, shares	5,292
Issuance of common stock under cashless warrant exercises, value	$ 5	(5)
Issuance of common stock due to rounding up from reverse split, shares	915
Issuance of common stock due to rounding up from reverse split, value	$ 1	(1)
Stock-based compensation expense		202,844			202,844
Net loss			(4,872,329)	(86,287)	(4,958,616)
Ending balance, shares at Mar. 31, 2016	7,622,393
Ending balance, value at Mar. 31, 2016	$ 7,621	$ 88,047,142	$ (86,502,043)	$ (50,354)	$ 1,502,366